Other current assets	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Other current assets
5. Other current assets

	As of
	June 30, 2021	December 31, 2020
	(Euros in thousands)
Grant receivable	726	875
Prepaid expenses	1,821	2,389
Positive market value forward contract	9	914
Value added tax receivable	1,240	798
Other assets	1,019	787

Other current assets	4,815	5,763

The Group recognizes receivables for government grants, when it is reasonably assured that the grant will be received, and all contractual conditions have been complied with. As of June 30, 2021, and December 31, 2020, no receivables were considered impaired.
Prepaid expenses include prepaid insurance expenses of €0.2 million as of June 30, 2021 and €1.0 million as of December 31, 2020. The Group accrued €0.6 million as of June 30, 2021 and €0.5 million as of December 31, 2020 of incremental cost for the successful arrangement of the Celgene Switzerland LLC (“BMS”) and Genmab A/S (“Genmab”) collaboration agreements.
Additionally, prepaid expenses include expenses for licenses and software of €0.5 million as of June 30, 2021 and €0.6 million as of December 31, 2020. The remaining amount is mainly related to prepaid maintenance expenses.
Other assets include receivables from capital gains tax of €0.4 million as of June 30, 2021 and €0.4 million as of December 31, 2020. The remaining amount is mainly related to deposit expenses.